Revenue - Operating Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Operating revenue from contracts with customers	$ 1,497,750	$ 1,339,151	$ 1,385,294
Other revenue	$ 10,859	$ (706)	$ 8,757